Segregated Funds (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Composition of Net Assets by Categories of Segregated Funds
The composition of net assets by categories of segregated funds was within the following ranges for the years ended December 31, 2020 and 2019.

Ranges in per cent
Type of fund	2020	2019
Money market funds	2% to 3%	2% to 3%
Fixed income funds	14% to 16%	14% to 15%
Balanced funds	23% to 24%	24% to 25%
Equity funds	58% to 60%	58% to 60%

Summary of Composition of Segregated Funds Net Assets	The carrying value and change in segregated funds net assets are as follows.

Segregated funds net assets

As at December 31,	2020	2019
Investments at market value
Cash and short-term securities	$4,054	$3,364
Debt securities	17,913	16,883
Equities	14,227	12,989
Mutual funds	326,889	304,753
Other investments	4,599	4,785
Accrued investment income	1,670	1,678
Other assets and liabilities, net	(1,543)	(975)
Total segregated funds net assets	$367,809	$343,477
Composition of segregated funds net assets
Held by policyholders	$367,436	$343,108
Held by the Company	373	369
Total segregated funds net assets	$367,809	$343,477

Summary of Changes in Segregated Funds Net Assets
Changes in segregated funds net assets

For the years ended December 31,	2020	2019
Net policyholder cash flow
Deposits from policyholders	$38,898	$38,561
Net transfers to general fund	(1,515)	(1,000)
Payments to policyholders	(44,818)	(49,372)
	(7,435)	(11,811)
Investment related
Interest and dividends	16,775	18,872
Net realized and unrealized investment gains (losses)	24,514	37,643
	41,289	56,515
Other
Management and administration fees	(3,942)	(3,926)
Impact of changes in foreign exchange rates	(5,580)	(10,897)
	(9,522)	(14,823)
Net additions	24,332	29,881
Segregated funds net assets, beginning of year	343,477	313,596
Segregated funds net assets, end of year	$367,809	$343,477